Net Unrealized Gains On Available-For-Sale Securities and Effective Portion Of Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Held-for-sale securities	$ 798
Net unrealized gains	482,784	$ 1,767,081	$ 990,611
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	1,553,935	6,258,406	3,697,314
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	(2,394)	46
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Cash flow hedges	16,013	2,269	1,570
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(825,607)	(3,542,160)	(2,174,866)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (259,961)	$ (951,480)	$ (533,407)